Additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of share-based compensation, stock options, activity

	December 31, 2024		December 31, 2023			December 31, 2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	411,970,000	0.045	321,700,000	0.043	5,497,001,500	$0.006
Granted	10,000,000	0.012	120,270,000	0.050	115,500,000	$0.050
Options exchanged for warrants upon Redomicile Merger (note 1)	—	—	—	—	(5,200,501,500)	$(0.004)
Exercised	—	—	(5,000,000)	(0.015)	—	$—
Cancelled	(2,000,000)	(0.045)	(25,000,000)	(0.050)	(90,300,000)	$(0.040)
Outstanding, end of year	419,970,000	0.044	411,970,000	0.045	321,700,000	$0.043

Exercisable, end of year	217,534,000	0.038	182,200,000	0.037	160,800,000	$0.037

Schedule of Options Outstanding
	December 31, 2024			December 31, 2023			December 31, 2022
Expiry Date	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value	Options	Exercise Price	Intrinsic Value
January 31, 2023	—	$—	—	—	$—	—	20,500,000	$0.015	$0.050
June 13, 2023	—	$—	—	—	$—	—	5,000,000	$0.015	$0.050
March 14, 2024	—	$—	—	6,650,000	$0.035	—	6,650,000	$0.035	$0.030
April 12, 2024	—	$—	—	2,250,000	$0.015	0.005	3,350,000	$0.015	$0.050
April 12, 2024	—	$—	—	200,000	$0.030	—	200,000	$0.030	$0.035
May 6, 2024	—	$—	—	13,000,000	$0.035	—	13,000,000	$0.035	$0.030
May 17, 2024	—	$—	—	2,200,000	$0.035	—	57,000,000	$0.050	$0.015
May 17, 2024	—	$—	—	23,500,000	$0.050	—	19,400,000	$0.035	$0.030
October 3, 2024	—	$—	—	1,000,000	$0.035	—	3,500,000	$0.035	$0.030
October 24, 2024	—	$—	—	2,000,000	$0.035	—	2,000,000	$0.035	$0.030
April 1, 2025	10,000,000	$0.030	—	10,000,000	$0.035	—	10,000,000	$0.035	$0.030
May 31, 2025	2,500,000	$0.030	—	—	$—	—	—	$—	$—
May 31, 2025	10,000,000	$0.035	—	10,000,000	$0.035	—	10,000,000	$0.035	$0.030
May 31, 2025	26,800,000	$0.050	—	37,300,000	$0.050	—	57,300,000	$0.050	$0.015
December 31, 2025	17,000,000	$0.015	—	22,400,000	$0.015	0.005	5,300,000	$0.015	0.050
December 31, 2025	15,000,000	$0.050	—	24,000,000	$0.050	—	56,500,000	$0.050	$0.015
June 30, 2026	11,000,000	$0.050	—	16,000,000	$0.050	—	26,000,000	$0.050	$0.015
September 30, 2026	16,000,000	$0.050	—	16,000,000	$0.050	—	16,000,000	$0.050	$0.015
December 31, 2026	10,000,000	$0.012	—	—	$—	—	—	$—	$—
December 31, 2026	—	$—	—	—	$—	—	10,000,000	$0.050	$0.015
June 30, 2028	12,050,000	$0.015	—	4,500,000	$0.015	0.005	—	$—	$—
June 30, 2028	20,200,000	$0.030	—	—	$—	—	—	$—	$—
June 30, 2028	44,150,000	$0.035	—	19,700,000	$0.035	—	—	$—	$—
June 30, 2028	225,270,000	$0.050	—	201,270,000	$0.050	—	—	$—	$—
Total	419,970,000	$0.044	—	411,970,000	$0.045	—	321,700,000	$0.043	$0.022

Weighted Average Remaining Contractual Life		2.79			3.13			2.21

Schedule of warrant activity

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,188,501,500	0.004	5,200,501,500	0.004	—	$—
Warrants issued	515,000,000	0.010	—	—	—	$—
Options exchanged for warrants (note 1)	—	—	—	—	5,200,501,500	$0.004
Exercised	(3,000,000)	(0.002)	(12,000,000)	(0.002)	—	$—
Outstanding, end of year	5,700,501,500	0.004	5,188,501,500	0.004	5,200,501,500	$0.004

Exercisable, end of year	5,400,501,500	0.004	5,188,501,500	0.004	5,200,501,500	$0.004

Schedule of warrants outstanding

	December 31, 2024			December 31, 2023			December 31, 2022
Expiry Date	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value	Warrants	Exercise Price	Intrinsic Value
April 12, 2024	—	$—	—	4,913,001,500	$0.002	0.018	4,925,001,500	$0.002	$0.063
December 11, 2024	—	$—	—	120,000,000	$0.015	0.005	120,000,000	$0.015	$0.050
June 30, 2025	4,910,001,500	$0.002	0.006	—	$—	—	—	$—	$—
December 31, 2026	15,000,000	$0.020	—	—	$—	—	—	$—	$—
December 31, 2026	120,000,000	$0.015	—	—	$—	—	—	$—	$—
December 31, 2026	655,500,000	$0.010	—	—	$—	—	—	$—	$—
December 31, 2026	—	$—	—	155,500,000	$0.050	—	155,500,000	$0.050	$0.015
Total	5,700,501,500	$0.004	0.005	5,188,501,500	$0.004	0.016	5,200,501,500	$0.004	$0.022

Weighted Average Remaining Contractual Life		0.70			0.38			1.38

Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of fair value of the warrants

Year Ended December 31,	2024	2023	2022
Interest expense	$9,820,940	$—	$4,004,906

Schedule of assumptions

Year Ended December 31,	2024	2023	2022
Risk-free interest rate	4.59%	N/A	3.05%
Expected life (years)	0.8	N/A	4.49
Expected dividends	0%	N/A	0%
Expected volatility	249%	N/A	123%
Forfeiture rate	0%	N/A	0%

Options Held [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of fair value of the warrants

Year Ended December 31,	2024	2023	2022
Product development expense	$585,238	$1,060,636	$227,338
Professional expense	245,753	403,880	38,614
Selling, general and administrative expenses	879,509	1,402,533	1,499,322
	$1,710,500	$2,867,049	$1,765,274

Schedule of assumptions

Year Ended December 31,	2024	2023	2022
Risk-free interest rate	4.13%	4.15%	3.05%
Expected life (years)	4.2	4.9	4.5
Expected dividends	0%	0%	0%
Expected volatility	167%	145%	123%
Forfeiture rate	0%	0%	0%